Related Party Transactions (Details) - Schedule of Outstanding Balance Due from/to Related Parties - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Due from related parties		¥ 4,488	¥ 29,116
Due from Beijing Baichuan Insurance Brokerage Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	¥ 4,488	¥ 29,116

[1]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 20).